Derivative Instruments - Cash Flow Hedge Relationships by Hedged Risk (Details) - Cash flow hedges - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 3,391.9	$ 2,617.8
Hedging instrument, carrying amount, assets	14.0	1.6
Hedging instrument, carrying amount, liabilities	(1.5)	(28.0)
Change in fair value used to calculate hedge ineffectiveness	18.2	1.3
Gain/(loss) recognized in OCI	(18.2)	(1.3)
Ineffectiveness (loss) recognized in the income statement	0.0	0.0
Foreign currency
Disclosure of detailed information about hedging instruments [line items]
Notional amount	104.0	156.4
Hedging instrument, carrying amount, assets	1.3	0.1
Hedging instrument, carrying amount, liabilities	(0.1)	(1.9)
Change in fair value used to calculate hedge ineffectiveness	3.0	(5.1)
Gain/(loss) recognized in OCI	(3.0)	5.1
Ineffectiveness (loss) recognized in the income statement	0.0	0.0
Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional amount	3,287.9	2,461.4
Hedging instrument, carrying amount, assets	12.7	1.5
Hedging instrument, carrying amount, liabilities	(1.4)	(26.1)
Change in fair value used to calculate hedge ineffectiveness	15.2	6.4
Gain/(loss) recognized in OCI	(15.2)	(6.4)
Ineffectiveness (loss) recognized in the income statement	$ 0.0	$ 0.0